STATEMENT OF OPERATIONS (USD $)	12 Months Ended		35 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
Operating expenses	(1,120,793)	(479,050)	(1,661,516)
Formation costs	0	0	(5,317)
Total Operating expenses	(1,120,793)	(479,050)	(1,666,833)
Operating loss	(1,120,793)	(479,050)	(1,666,833)
Interest earned from investment held in trust	31,919	20,919	52,838
Net loss	$ (1,088,874)	$ (458,131)	$ (1,613,995)
Weighted average shares outstanding (in shares)	4,894,623	4,085,986	3,541,946
Basic and diluted net loss per share (in dollars per share)	$ (0.22)	$ (0.11)	$ (0.46)